Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Defined contribution plan employers matching contribution	$ 310	$ 313